Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Going Concern (Textual)
Cash and cash equivalents	$ 1,220,380	$ 4,496,588	$ 6,732,601	$ 116,132
Decrease in cash and cash equivalents	(3,276,208)	(2,236,013)	6,616,469
Net cash provided by operating activities	9,897,820	23,428,675	$ 15,942,204
Increased/decreased in net cash provided by operating activities	$ 13,530,855	$ 7,486,471